SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
16.	SUBSEQUENT EVENTS

On April 15, 2026, the Company entered into Amendment No. 2 to the Senior Convertible Promissory Note (the “Note”) with NeoLync Holdings, Ltd., pursuant to which the maturity date of the Note was extended from April 15, 2026 to May 15, 2026. Subsequently, on April 23, 2026, the Company entered into Amendment No. 3 to the Note with NeoLync Holdings, Ltd., pursuant to which the maturity date of the Note was extended from May 15, 2026 to June 30, 2026. The Note has an original principal amount of $1,500,000. All other terms and conditions of the Note remain unchanged. Concurrently with the Company's initial public offering closing the Note converted to 160,239 shares of common stock.

On April 28, 2026, the maturity date of the Loan Agreement with Western Alliance Bank was extended to May 1, 2026. On April 30, 2026, the maturity date was further extended to May 6, 2026. On May 6, 2026, the maturity date was extended again to June 12, 2026. In Q2 2026, the Company used proceeds from its initial public offering to repay in full the outstanding loan with Western Alliance Bank.

On April 30, 2026 and May 6, 2026, the Company issued senior secured convertible promissory notes to Evergreen Capital Management, LLC (“Evergreen”) with an aggregate outstanding principal amount of approximately $1.2 million (reflecting a 15% original issue discount) in exchange for $1,000,000 in cash proceeds. The notes will convert into shares of our common stock automatically upon the closing of the Company’s initial public offering, and bear interest at 10% per annum. In connection with these notes, the Company also issued 100,000 shares of common stock as equity kicker shares. The Company determined the fair value of the equity kicker shares to be approximately $825,000, based on an estimated fair value of $8.25 per share as of the issuance date. The Company recorded the fair value of the equity kicker shares of $825,000 as a debt discount, with a corresponding credit to additional paid-in capital. The carrying value of the notes as of the issuance date is $175,000, net of the unamortized debt discount of $825,000 and net of the original issue discount. The Note and Warrant Purchase Agreement, as amended, provided for the issuance of warrants upon the closing of our initial public offering to purchase up to 178,253 shares of the Company’s common stock with 125% warrant coverage on the aggregate principal amount outstanding of approximately $1.2 million and an exercise price equal to the price per share of our common stock in our initial public offering. Furthermore, pursuant to that certain Confidential Side Letter Agreement dated May 18, 2026 between the Company and Evergreen (the “Evergreen Side Letter”), the Company made an initial installment payment on June 17, 2026 in the amount of $472,388.33 to Evergreen in connection with Evergreen agreeing to forbear from declaring an event of default under the Note and the Company has agreed to make two additional installment payments in the amount of $472,388.33, on July 17, 2026 and August 16, 2026, for a total installment amount of $1,417,164.99. Additionally, in connection with entering into the Evergreen Side Letter, the Company issued to Evergreen an additional 100,000 shares of its common stock as equity kicker shares (the “Evergreen Side Letter Shares”) in addition to the equity kicker shares issued pursuant to the Note, comprising a total of 200,000 shares of common stock issued to Evergreen.

On May 6, 2026, the maturity date of the HSBC standby letter of credit was extended to June 30, 2026. The standby letter of credit is no longer outstanding.

The Securities and Exchange Commission declared the Company’s Registration Statement on Form S-1/A effective on May 14, 2026. The Company has evaluated the impact of this event and determined that no adjustment to the March 31, 2026 condensed consolidated financial statements was required. Concurrently with the closing of its initial public offering of its stock on May 18, 2026, all outstanding SAFEs converted to 819,529 shares of common stock and all outstanding Preferred Stock converted to 2,637,484 shares of common stock.

On May 18, 2026, the Company used proceeds from its initial public offering to repay in full the outstanding loan with Maximcash Solutions LLC in the amount of $621,314,40. In connection with the Maximcash Loan Agreement, on May 21, 2026 and June 17, 2026, the Company also issued to Maximcash an additional 8,516 shares of its common stock and 6,000 shares of its common stock, respectively, as equity kicker shares.

17.SUBSEQUENT EVENTS (RESTATED)

The Company has evaluated subsequent events through the date of this report.

On January 12, 2026, the Company received $1,000,000 in cash as part of a loan agreement with NeoLync Holdings, Ltd. This was the remaining balance of the December 23, 2025 $1,500,000 loan agreement (see Note 11).

On February 24, 2026, In-Q-Tel, an investor, exercised 64,854 Series A-4 preferred shares at $0.0001 par value, paying the Company $161.

On March 9, 2026, the SAFEs issued to NeoLync Holdings, Ltd. dated April 5, 2025 and August 1, 2025, and with original expiration dates of March 1, 2026, were both extended to June 30, 2026.

On March 13, 2026, the Company issued a $750,000 convertible promissory note to NCH Ventures, LLC. The note matures March 13, 2028, and bears interest at 8.0% per annum, with all interest accruing daily on the basis of a 365-day year. This note is an unsecured convertible promissory note and is subordinated to the company’s obligations owed to Western Alliance Bank.

On April 15, 2026, the Company entered into Amendment No. 2 to the Senior Convertible Promissory Note (the “Note”) with NeoLync Holdings, Ltd., pursuant to which the maturity date of the Note was extended from April 15, 2026 to May 15, 2026. Subsequently, on April 23, 2026, the Company entered into Amendment No. 3 to the Note with NeoLync Holdings, Ltd., pursuant to which the maturity date of the Note was extended from May 15, 2026 to June 30, 2026. The Note has an original principal amount of $1,500,000. All other terms and conditions of the Note remain unchanged.

On April 28, 2026, the maturity date of the Loan Agreement with Western Alliance Bank was extended to May 1, 2026. On April 30, 2026, the maturity date was further extended to May 6, 2026. On May 6, 2026, the maturity date was extended again to June 12, 2026.

17.SUBSEQUENT EVENTS (RESTATED) (continued)

On April 30, 2026 and May 6, 2026, the Company issued senior secured convertible promissory notes to Evergreen Capital Management, LLC with an aggregate outstanding principal amount of approximately $1.2 million (reflecting a 15% original issue discount) in exchange for $1,000,000 in cash proceeds. The notes will convert into shares of our common stock automatically upon the closing of the Company’s initial public offering, and bear interest at 10% per annum. In connection with these notes, the Company also issued 100,000 shares of common stock as equity kicker shares. The Company determined the fair value of the equity kicker shares to be approximately $825,000, based on an estimated fair value of $8.25 per share as of the issuance date. The Company recorded the fair value of the equity kicker shares of $825,000 as a debt discount, with a corresponding credit to additional paid-in capital. The carrying value of the notes as of the issuance date is $175,000, net of the unamortized debt discount of $825,000 and net of the original issue discount. The Note and Warrant Purchase Agreement, as amended, also provides for the issuance of warrants upon the closing of this offering to purchase up to 178,253 shares of the Company’s common stock with 125% warrant coverage on the aggregate principal amount outstanding of approximately $1.2 million and an exercise price equal to the price per share of our common stock in this offering.

On May 6, 2026, the maturity date of the HSBC standby letter of credit was extended to June 30, 2026. The standby letter of credit is no longer outstanding.

See Note 1 for discussion of the Company’s 1-for-25 reverse stock split effected on April 6, 2026 and the related retroactive adjustment of share and per share amounts.